LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.67%
Aerospace & Defense–1.55%
†AAR	2,339	$ 97,419
†Aerojet Rocketdyne Holdings	6,136	288,147
†AeroVironment	732	84,956
†Astronics	2,342	42,250
†Astronics Class B	1,024	18,483
†Axon Enterprise	1,534	218,472
†Boeing	3,799	967,681
BWX Technologies	5,445	359,043
Cubic	2,429	181,131
Curtiss-Wright	3,000	355,800
†Ducommun	1,095	65,700
General Dynamics	6,117	1,110,602
HEICO	1,122	141,148
HEICO Class A	2,092	237,651
†Hexcel	6,480	362,880
†Howmet Aerospace	19,375	622,519
Huntington Ingalls Industries	2,268	466,868
Kaman	2,196	112,633
†Kratos Defense & Security Solutions	7,221	196,989
L3Harris Technologies	3,750	760,050
Lockheed Martin	4,642	1,715,219
†Mercury Systems	2,137	150,979
Moog Class A	2,078	172,786
National Presto Industries	415	42,359
Northrop Grumman	3,797	1,228,861
Park Aerospace	1,422	18,799
Raytheon Technologies	20,650	1,595,625
Spirit AeroSystems Holdings Class A	4,503	219,071
†Teledyne Technologies	883	365,253
Textron	12,389	694,775
†TransDigm Group	1,144	672,580
†Vectrus	700	37,408
		13,604,137
Air Freight & Logistics–0.75%
†Air Transport Services Group	4,399	128,715
†Atlas Air Worldwide Holdings	1,872	113,144
CH Robinson Worldwide	6,781	647,111
†Echo Global Logistics	1,937	60,841
Expeditors International of Washington	6,016	647,863
FedEx	6,059	1,720,998
Forward Air	1,360	120,781
†Hub Group Class A	1,843	123,997
†Radiant Logistics	4,220	29,329
United Parcel Service Class B	12,787	2,173,662
†XPO Logistics	6,749	832,152
		6,598,593
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.41%
†Alaska Air Group	7,357	$ 509,178
†Allegiant Travel	963	235,030
†American Airlines Group	14,699	351,306
†Copa Holdings Class A	1,782	143,968
†Delta Air Lines	3,723	179,746
†Hawaiian Holdings	3,086	82,304
†JetBlue Airways	19,783	402,386
†Mesa Air Group	2,354	31,661
†SkyWest	3,119	169,923
†Southwest Airlines	14,029	856,611
†Spirit Airlines	5,476	202,064
†United Airlines Holdings	7,853	451,862
		3,616,039
Auto Components–0.73%
†Adient	6,791	300,162
†American Axle & Manufacturing Holdings	7,274	70,267
†Aptiv	7,880	1,086,652
†Autoliv	5,998	556,614
BorgWarner	16,023	742,826
Cooper Tire & Rubber	3,567	199,681
†Cooper-Standard Holdings	1,627	59,093
Dana	8,992	218,775
†Dorman Products	1,581	162,274
†Fox Factory Holding	2,705	343,697
Gentex	17,716	631,930
†Gentherm	1,589	117,761
†Goodyear Tire & Rubber	14,706	258,384
†Horizon Global	1,513	15,629
LCI Industries	1,744	230,696
Lear	4,260	772,125
†Modine Manufacturing	3,832	56,599
†Motorcar Parts of America	2,131	47,948
Patrick Industries	1,704	144,840
Standard Motor Products	1,116	46,403
†Stoneridge	2,012	64,002
†Superior Industries International	1,457	8,276
†Tenneco Class A	5,209	55,841
†Veoneer	3,982	97,479
†Visteon	1,057	128,901
		6,416,855
Automobiles–0.68%
†Ford Motor	66,113	809,884
†General Motors	35,205	2,022,879
Harley-Davidson	12,826	514,323
†Tesla	2,995	2,000,450
Thor Industries	3,525	474,959
Winnebago Industries	1,657	127,108
		5,949,603
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–6.02%
1st Source	1,869	$ 88,927
ACNB	300	8,790
Allegiance Bancshares	1,602	64,945
Altabancorp	1,404	59,024
American National Bankshares	691	22,851
Ameris Bancorp	4,264	223,903
Ames National	508	12,995
Arrow Financial	1,206	40,172
Associated Banc-Corp	9,472	202,132
†Atlantic Capital Bancshares	2,130	51,333
Atlantic Union Bankshares	5,077	194,754
†Axos Financial	4,313	202,754
Banc of California	4,299	77,726
BancFirst	2,354	166,404
†Bancorp	5,433	112,572
BancorpSouth Bank	6,437	209,074
Bank of America	104,102	4,027,706
Bank of Hawaii	2,642	236,433
Bank of Marin Bancorp	1,102	43,154
Bank of NT Butterfield & Son	3,380	129,184
Bank OZK	9,438	385,542
BankFinancial	1,093	11,280
BankUnited	5,824	255,965
Bankwell Financial Group	404	10,888
Banner	1,939	103,407
Bar Harbor Bankshares	748	22,006
†BayCom	1,762	31,751
Berkshire Hills Bancorp	4,384	97,851
BOK Financial	3,149	281,269
Boston Private Financial Holdings	7,358	98,009
Brookline Bancorp	5,744	86,160
Bryn Mawr Bank	1,379	62,758
Business First Bancshares	727	17,397
Byline Bancorp	1,200	25,380
C&F Financial	247	10,940
Cadence BanCorp	11,022	228,486
Cambridge Bancorp	195	16,442
Camden National	1,173	56,140
Capital City Bank Group	1,029	26,775
Capstar Financial Holdings	789	13,610
Cathay General Bancorp	5,111	208,427
CBTX	1,491	45,804
Central Pacific Financial	1,797	47,944
Central Valley Community Bancorp	650	11,967
Century Bancorp Class A	314	29,299
CIT Group	5,667	291,907
Citigroup	27,650	2,011,537
Citizens & Northern	830	19,737
Citizens Financial Group	11,857	523,487
City Holding	1,056	86,360
Civista Bancshares	1,887	43,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
CNB Financial	1,363	$ 33,543
Codorus Valley Bancorp	389	7,161
Columbia Banking System	4,744	204,419
Comerica	5,568	399,448
Commerce Bancshares	6,409	490,993
Community Bank System	3,521	270,131
Community Trust Bancorp	1,576	69,391
ConnectOne Bancorp	3,369	85,404
Cullen/Frost Bankers	4,209	457,771
†Customers Bancorp	2,725	86,709
CVB Financial	8,489	187,522
Dime Community Bancshares	3,418	103,019
Eagle Bancorp	2,082	110,783
East West Bancorp	8,263	609,809
Enterprise Bancorp	505	16,423
Enterprise Financial Services	1,930	95,419
†Equity Bancshares Class A	1,411	38,661
Farmers & Merchants Bancorp	621	15,612
Farmers National Banc	1,405	23,464
FB Financial	3,337	148,363
Fifth Third Bancorp	19,989	748,588
Financial Institutions	1,236	37,438
First Bancorp	400	11,676
First Bancorp (North Carolina)	2,305	100,267
First BanCorp (Puerto Rico)	15,722	177,030
First Bancshares	606	22,186
First Bank	702	8,543
First Busey	3,995	102,472
First Business Financial Services	400	9,892
First Choice Bancorp	500	12,155
First Citizens BancShares Class A	620	518,177
First Commonwealth Financial	7,586	109,011
First Community Bancshares	1,806	54,162
First Financial	910	40,959
First Financial Bancorp	6,619	158,856
First Financial Bankshares	6,396	298,885
First Foundation	3,162	74,181
First Hawaiian	9,409	257,524
First Horizon National	32,870	555,832
First Internet Bancorp	281	9,900
First Interstate BancSystem Class A	2,923	134,575
First Merchants	3,427	159,355
First Mid Bancshares	782	34,353
First Midwest Bancorp	7,574	165,946
First of Long Island	2,890	61,413
First Republic Bank	5,159	860,263

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Flushing Financial	2,575	$ 54,667
FNB	23,407	297,269
Fulton Financial	10,167	173,144
German American Bancorp	1,832	84,675
Glacier Bancorp	6,201	353,953
Great Southern Bancorp	1,288	72,991
Great Western Bancorp	3,312	100,320
Guaranty Bancshares	986	36,236
Hancock Whitney	5,726	240,549
Hanmi Financial	2,726	53,784
Harborone Bancorp	3,449	46,458
Heartland Financial USA	2,936	147,563
Heritage Commerce	4,676	57,141
Heritage Financial	2,744	77,491
Hilltop Holdings	4,920	167,920
Home BancShares	11,965	323,653
HomeTrust Bancshares	2,018	49,138
Hope Bancorp	7,589	114,290
Horizon Bancorp	3,992	74,171
†Howard Bancorp	745	12,248
Huntington Bancshares	46,128	725,132
Independent Bank	4,677	256,187
Independent Bank Group	3,133	226,328
International Bancshares	4,629	214,878
Investar Holding	619	12,720
Investors Bancorp	16,471	241,959
JPMorgan Chase & Co.	53,837	8,195,607
KeyCorp	26,321	525,894
Lakeland Bancorp	3,667	63,916
Lakeland Financial	1,686	116,654
Live Oak Bancshares	3,910	267,796
M&T Bank	4,926	746,831
Macatawa Bank	1,713	17,044
Mercantile Bank	1,549	50,296
†Metropolitan Bank Holding	1,000	50,360
Midland States Bancorp	2,021	56,063
MidWestOne Financial Group	1,275	39,487
National Bank Holdings Class A	1,818	72,138
National Bankshares	222	7,883
NBT Bancorp	3,154	125,845
†Nicolet Bankshares	736	61,427
Northrim BanCorp	322	13,688
OceanFirst Financial	3,787	90,661
OFG Bancorp	3,694	83,558
Old National Bancorp	11,890	229,953
Old Second Bancorp	1,033	13,646
Origin Bancorp	1,422	60,307
Orrstown Financial Services	503	11,217
Pacific Premier Bancorp	5,733	249,042
PacWest Bancorp	6,636	253,163
Park National	1,191	153,996
Parke Bancorp	739	14,773
PCB Bancorp	642	9,630
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peapack Gladstone Financial	2,178	$ 67,257
Peoples Bancorp	1,703	56,489
Peoples Financial Services	412	17,403
People's United Financial	28,955	518,294
Pinnacle Financial Partners	3,905	346,217
PNC Financial Services Group	5,665	993,698
Popular	5,265	370,235
Preferred Bank	1,329	84,631
Premier Financial Bancorp	1,000	18,590
Primis Financial	1,601	23,279
Prosperity Bancshares	6,400	479,296
QCR Holdings	1,366	64,503
RBB Bancorp	1,258	25,500
Regions Financial	28,460	587,984
Renasant	4,113	170,196
Republic Bancorp Class A	1,308	57,931
†Republic First Bancorp	4,711	17,760
S&T Bancorp	3,057	102,409
Sandy Spring Bancorp	3,595	156,131
†Seacoast Banking Corp. of Florida	3,281	118,903
ServisFirst Bancshares	3,116	191,104
Sierra Bancorp	1,304	34,947
Signature Bank	3,463	782,984
Simmons First National Class A	7,200	213,624
SmartFinancial	542	11,734
South State	5,442	427,251
†Southern First Bancshares	419	19,643
Southside Bancshares	2,708	104,285
Spirit of Texas Bancshares	600	13,386
Sterling Bancorp	12,947	298,040
Stock Yards Bancorp	1,461	74,599
Summit Financial Group	450	11,948
†SVB Financial Group	2,406	1,187,746
Synovus Financial	9,521	435,586
TCF Financial	10,995	510,828
†Texas Capital Bancshares	2,530	179,428
Tompkins Financial	1,112	91,962
Towne Bank	4,814	146,346
TriCo Bancshares	2,055	97,345
†TriState Capital Holdings	2,375	54,768
†Triumph Bancorp	2,365	183,027
Truist Financial	18,208	1,061,891
Trustmark	4,607	155,072
UMB Financial	2,898	267,572
Umpqua Holdings	14,427	253,194
United Bankshares	8,773	338,462
United Community Banks	5,327	181,757
Univest Financial	2,727	77,965
US Bancorp	26,453	1,463,115
Valley National Bancorp	26,937	370,114
Washington Trust Bancorp	1,505	77,703

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Webster Financial	4,326	$ 238,406
Wells Fargo & Co.	53,311	2,082,861
WesBanco	5,072	182,896
West Bancorporation	758	18,260
Westamerica Bancorporation	1,867	117,210
Western Alliance Bancorp	5,374	507,521
Wintrust Financial	2,899	219,744
Zions Bancorp	8,866	487,275
		52,758,375
Beverages–1.40%
†Boston Beer Class A	569	686,373
Brown-Forman Class A	1,678	106,838
Brown-Forman Class B	6,760	466,237
Coca-Cola	80,530	4,244,736
Coca-Cola Consolidated	532	153,631
Constellation Brands Class A	3,033	691,524
Keurig Dr Pepper	6,902	237,222
MGP Ingredients	1,309	77,427
†Molson Coors Beverage Class B	8,465	432,985
†Monster Beverage	8,593	782,737
National Beverage	4,024	196,814
PepsiCo	29,654	4,194,558
		12,271,082
Biotechnology–2.07%
AbbVie	31,346	3,392,264
†ACADIA Pharmaceuticals	2,258	58,256
†Acceleron Pharma	815	110,522
†Adverum Biotechnologies	5,792	57,109
†Agios Pharmaceuticals	1,115	57,579
†Akebia Therapeutics	7,580	25,658
†Albireo Pharma	900	31,725
†Alexion Pharmaceuticals	5,370	821,127
†Alkermes	7,678	143,425
†Alnylam Pharmaceuticals	1,006	142,037
Amgen	14,170	3,525,638
†AnaptysBio	1,298	27,972
†Anika Therapeutics	1,049	42,789
†Ardelyx	2,308	15,279
†Arena Pharmaceuticals	2,941	204,076
†Arrowhead Pharmaceuticals	1,584	105,035
†Assembly Biosciences	1,150	5,290
†Atara Biotherapeutics	2,169	31,147
†Biogen	4,742	1,326,574
†BioMarin Pharmaceutical	2,850	215,204
†Bluebird Bio	2,545	76,732
†Catalyst Pharmaceuticals	2,500	11,525
†ChemoCentryx	443	22,699
†Chimerix	1,691	16,301
†Concert Pharmaceuticals	1,683	8,398
†CRISPR Therapeutics	1,463	178,267
†CytomX Therapeutics	2,639	20,399
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Denali Therapeutics	5,535	$ 316,048
†Eagle Pharmaceuticals	867	36,189
†Emergent BioSolutions	3,148	292,481
†Enanta Pharmaceuticals	1,564	77,136
†Enochian Biosciences	1,600	5,664
†Epizyme	2,880	25,085
†Exact Sciences	2,539	334,589
†Exelixis	16,596	374,904
†FibroGen	797	27,664
†Five Prime Therapeutics	2,937	110,637
†G1 Therapeutics	1,617	38,905
Gilead Sciences	17,316	1,119,133
†Global Blood Therapeutics	1,964	80,033
†GlycoMimetics	2,474	7,447
†Halozyme Therapeutics	942	39,272
†Heron Therapeutics	3,806	61,695
†Incyte	2,494	202,687
†Intellia Therapeutics	3,705	297,345
†Ionis Pharmaceuticals	3,180	142,973
†Iovance Biotherapeutics	678	21,465
†Ironwood Pharmaceuticals	7,322	81,860
†Jounce Therapeutics	728	7,477
†KalVista Pharmaceuticals	1,364	35,041
†Kindred Biosciences	3,141	15,611
†Krystal Biotech	200	15,408
†Kura Oncology	1,842	52,073
†Ligand Pharmaceuticals	909	138,577
†Lineage Cell Therapeutics	4,300	10,105
†Lumos Pharma	21	246
†MacroGenics	2,522	80,326
†Madrigal Pharmaceuticals	698	81,645
†Minerva Neurosciences	4,500	13,140
†Moderna	1,306	171,021
†Molecular Templates	2,529	31,916
†Myriad Genetics	6,104	185,867
†Neurocrine Biosciences	1,259	122,438
†Novavax	434	78,689
†ObsEva	800	2,600
†OPKO Health	44,007	188,790
=†PDL BioPharma	12,718	31,413
†Protagonist Therapeutics	3,412	88,371
†Prothena	2,185	54,887
†Regeneron Pharmaceuticals	1,001	473,613
†REGENXBIO	2,597	88,584
†Rhythm Pharmaceuticals	1,655	35,202
†Rocket Pharmaceuticals	1,401	62,162
†Sage Therapeutics	470	35,180
†Sangamo Therapeutics	8,751	109,650
†Sarepta Therapeutics	895	66,704
†Seagen	1,248	173,297
†Spectrum Pharmaceuticals	5,260	17,148
†Syros Pharmaceuticals	300	2,244
†Travere Therapeutics	1,860	46,444
†Turning Point Therapeutics	160	15,134

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Ultragenyx Pharmaceutical	1,378	$ 156,899
†United Therapeutics	3,040	508,501
†Vanda Pharmaceuticals	3,572	53,651
†Verastem	6,841	16,897
†Vertex Pharmaceuticals	1,691	363,379
†Xencor	3,216	138,481
		18,135,050
Building Products–1.30%
AAON	3,577	250,426
Advanced Drainage Systems	4,887	505,267
Allegion	3,804	477,858
†American Woodmark	1,121	110,508
AO Smith	8,201	554,470
Apogee Enterprises	1,507	61,606
†Armstrong Flooring	1,730	8,460
Armstrong World Industries	3,181	286,576
†Builders FirstSource	16,864	781,984
Carrier Global	23,247	981,488
†Cornerstone Building Brands	5,674	79,606
CSW Industrials	1,444	194,940
Fortune Brands Home & Security	9,579	917,860
†Gibraltar Industries	1,995	182,562
Griffon	3,933	106,860
Insteel Industries	1,555	47,956
†JELD-WEN Holding	7,208	199,590
Johnson Controls International	19,545	1,166,250
Lennox International	1,410	439,342
Masco	5,588	334,721
†Masonite International	1,626	187,380
Owens Corning	5,731	527,768
†PGT Innovations	4,054	102,364
Quanex Building Products	2,203	57,785
†Resideo Technologies	9,867	278,743
Simpson Manufacturing	2,689	278,930
Tecnoglass	1,700	20,434
Trane Technologies	7,797	1,290,871
†Trex	6,500	595,010
UFP Industries	4,286	325,050
		11,352,665
Capital Markets–3.35%
Affiliated Managers Group	3,718	554,094
Ameriprise Financial	6,755	1,570,200
Ares Management Class A	1,769	99,117
Artisan Partners Asset Management Class A	2,649	138,198
Bank of New York Mellon	30,804	1,456,721
BGC Partners Class A	17,890	86,409
BlackRock	2,111	1,591,610
Blackstone Group Class A	5,556	414,089
†Blucora	3,219	53,564
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Brightsphere Investment Group	5,071	$ 103,347
Cboe Global Markets	3,177	313,538
Charles Schwab	28,986	1,889,307
CME Group	3,328	679,677
Cohen & Steers	2,732	178,482
Cowen Class A	1,499	52,690
Diamond Hill Investment Group	308	48,051
†Donnelley Financial Solutions	3,917	109,010
Evercore Class A	3,008	396,274
FactSet Research Systems	1,445	445,913
Federated Hermes	6,284	196,689
Franklin Resources	20,637	610,855
GAMCO Investors Class A	694	12,874
Goldman Sachs Group	4,799	1,569,273
Greenhill & Co	1,658	27,324
Hamilton Lane Class A	1,683	149,046
Houlihan Lokey	2,512	167,073
Interactive Brokers Group Class A	1,344	98,166
Intercontinental Exchange	8,980	1,002,886
Invesco	17,695	446,268
Janus Henderson Group	10,713	333,710
KKR & Co Class A	12,309	601,295
Lazard Class A	8,039	349,777
LPL Financial Holdings	6,025	856,514
MarketAxess Holdings	1,026	510,866
Moelis & Co Class A	2,414	132,480
Moody's	2,960	883,886
Morgan Stanley	39,599	3,075,258
Morningstar	2,699	607,383
MSCI	1,759	737,513
Nasdaq	4,429	653,100
Northern Trust	8,457	888,915
Oppenheimer Holdings Class A	765	30,638
Piper Sandler	1,263	138,488
PJT Partners Class A	816	55,202
Raymond James Financial	6,564	804,484
S&P Global	1,933	682,098
†Safeguard Scientifics	1,565	10,673
SEI Investments	9,150	557,509
State Street	9,159	769,448
Stifel Financial	6,789	434,903
†Stonex Group	1,244	81,333
T. Rowe Price Group	6,836	1,173,058
Virtu Financial Class A	5,162	160,280
Virtus Investment Partners	420	98,910
Waddell & Reed Financial Class A	7,035	176,227
Westwood Holdings Group	439	6,348

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
WisdomTree Investments	10,540	$ 65,875
		29,336,916
Chemicals–2.64%
†AdvanSix	2,562	68,713
†AgroFresh Solutions	1,708	3,416
Air Products & Chemicals	2,930	824,326
Albemarle	4,326	632,072
American Vanguard	2,114	43,147
Ashland Global Holdings	3,930	348,866
Avient	6,532	308,768
†Axalta Coating Systems	15,781	466,802
Balchem	1,569	196,768
Cabot	3,948	207,033
Celanese	5,068	759,237
CF Industries Holdings	9,294	421,762
Chase	690	80,309
Chemours	10,477	292,413
Corteva	20,480	954,778
Dow	24,276	1,552,207
DuPont de Nemours	4,716	364,453
Eastman Chemical	6,499	715,670
Ecolab	3,570	764,230
Element Solutions	18,605	340,285
†Ferro	5,633	94,972
†Flotek Industries	3,167	5,321
FMC	4,935	545,860
FutureFuel	4,158	60,416
†GCP Applied Technologies	4,182	102,626
Hawkins	1,770	59,330
HB Fuller	3,432	215,907
Huntsman	16,427	473,590
†Ingevity	2,010	151,815
Innospec	1,414	145,204
International Flavors & Fragrances	6,550	914,446
†Intrepid Potash	1,283	41,774
†Koppers Holdings	1,060	36,846
†Kraton	2,937	107,465
Kronos Worldwide	4,954	75,796
Linde	6,241	1,748,354
†Livent	7,469	129,363
†LSB Industries	2,413	12,379
LyondellBasell Industries Class A	17,181	1,787,683
Minerals Technologies	2,394	180,316
Mosaic	14,831	468,808
NewMarket	666	253,187
Olin	12,382	470,145
PPG Industries	8,888	1,335,511
PQ Group Holdings	2,313	38,627
†Rayonier Advanced Materials	7,464	67,699
RPM International	6,108	561,020
Scotts Miracle-Gro	3,385	829,223
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies	2,141	$ 166,998
Sherwin-Williams	1,796	1,325,466
Stepan	1,624	206,427
†Trecora Resources	817	6,348
Tredegar	3,415	51,259
Trinseo	3,760	239,399
Tronox Holdings Class A	7,716	141,203
Valvoline	8,731	227,617
†Venator Materials	3,553	16,450
W R Grace & Co	3,442	206,038
Westlake Chemical	3,165	281,020
		23,127,163
Commercial Services & Supplies–0.97%
ABM Industries	4,513	230,208
ACCO Brands	7,956	67,149
ADT	16,250	137,150
Brady Class A	2,770	148,056
†BrightView Holdings	3,756	63,364
Brink's	2,184	173,038
†Casella Waste Systems Class A	2,417	153,649
†CECO Environmental	1,187	9,413
†Cimpress	912	91,319
Cintas	2,334	796,618
†Civeo	630	9,645
†Clean Harbors	4,340	364,820
†Copart	5,336	579,543
Covanta Holding	8,266	114,567
Deluxe	3,259	136,748
Ennis	1,765	37,683
†Harsco	5,387	92,387
Healthcare Services Group	4,016	112,568
†Heritage-Crystal Clean	2,134	57,895
Herman Miller	4,370	179,825
HNI	3,300	130,548
†IAA	4,783	263,735
Interface	3,770	47,050
†KAR Auction Services	9,508	142,620
Kimball International Class B	3,544	49,616
Knoll	3,630	59,931
Matthews International Class A	2,379	94,089
MSA Safety	2,600	390,052
NL Industries	2,090	15,571
Pitney Bowes	8,459	69,702
Quad/Graphics	4,623	16,319
Republic Services	6,731	668,725
Rollins	8,554	294,429
†RR Donnelley & Sons	1,900	7,714
†SP Plus	1,793	58,792
Steelcase Class A	5,268	75,807
†Stericycle	4,904	331,069

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Team	1,744	$ 20,108
Tetra Tech	2,930	397,660
UniFirst	1,034	231,316
†US Ecology	1,884	78,450
†Viad	2,218	92,601
†Vidler Water Resouces	1,481	13,181
VSE	1,374	54,273
Waste Management	10,092	1,302,070
		8,461,073
Communications Equipment–0.96%
ADTRAN	4,319	72,041
†Applied Optoelectronics	1,210	10,116
†Arista Networks	1,947	587,780
†CalAmp	3,203	34,753
†Calix	1,776	61,556
†Casa Systems	3,998	38,101
†Ciena	8,129	444,819
Cisco Systems	76,771	3,969,828
†CommScope Holding	9,089	139,607
Comtech Telecommunications	2,049	50,897
†Digi International	1,498	28,447
†EchoStar Class A	4,341	104,184
†F5 Networks	2,769	577,669
†Harmonic	6,256	49,047
†Infinera	10,268	98,881
Juniper Networks	15,147	383,673
†Lumentum Holdings	3,600	328,860
Motorola Solutions	3,286	617,932
†NETGEAR	2,066	84,913
†NetScout Systems	5,309	149,501
†Palo Alto Networks	328	105,636
†Ribbon Communications	9,487	77,888
Ubiquiti	253	75,470
†ViaSat	2,404	115,560
†Viavi Solutions	10,641	167,064
		8,374,223
Construction & Engineering–0.57%
†AECOM	8,827	565,899
†Aegion	1,533	44,074
†Ameresco Class A	3,022	146,960
Arcosa	2,983	194,163
Argan	1,157	61,726
Comfort Systems	2,557	191,187
†Construction Partners Class A	2,150	64,242
†Dycom Industries	2,115	196,378
EMCOR Group	3,811	427,442
†Fluor	7,505	173,290
Granite Construction	2,572	103,523
†Great Lakes Dredge & Dock	4,650	67,797
†IES Holdings	1,179	59,433
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†MasTec	5,994	$ 561,638
†Matrix Service	2,351	30,822
†MYR Group	1,177	84,356
†Northwest Pipe	539	18,013
†NV5 Global	614	59,294
Primoris Services	5,392	178,637
Quanta Services	9,220	811,176
†Sterling Construction	2,101	48,743
†Tutor Perini	4,056	76,861
Valmont Industries	1,274	302,791
†WillScot Mobile Mini Holdings	18,677	518,287
		4,986,732
Construction Materials–0.21%
†Eagle Materials	2,323	312,234
†Forterra	1,614	37,526
Martin Marietta Materials	1,823	612,200
†Summit Materials Class A	8,272	231,781
†U.S. Concrete	1,150	84,318
United States Lime & Minerals	277	37,038
Vulcan Materials	3,325	561,094
		1,876,191
Consumer Finance–1.07%
Ally Financial	17,261	780,370
American Express	15,598	2,206,181
Capital One Financial	6,212	790,353
†Credit Acceptance	1,348	485,590
Curo Group Holdings	1,445	21,083
Discover Financial Services	10,280	976,497
†Encore Capital Group	2,487	100,052
†Enova International	2,115	75,040
†EZCORP Class A	4,961	24,656
FirstCash	2,903	190,640
†Green Dot Class A	3,291	150,695
†LendingClub	7,603	125,602
†LendingTree	222	47,286
Navient	12,007	171,820
Nelnet Class A	1,924	139,952
OneMain Holdings	8,941	480,311
†PRA Group	3,508	130,042
†PROG Holdings	4,619	199,956
Regional Management	567	19,652
Santander Consumer USA Holdings	18,724	506,671
SLM	27,460	493,456
Synchrony Financial	28,184	1,145,961
†World Acceptance	783	101,602
		9,363,468
Containers & Packaging–0.92%
Amcor	38,673	451,701

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
AptarGroup	4,565	$ 646,724
Avery Dennison	4,167	765,270
Ball	10,192	863,670
†Berry Global Group	10,390	637,946
†Crown Holdings	7,419	719,940
Graphic Packaging Holding	25,771	468,001
Greif Class A	1,482	84,474
Greif Class B	709	40,583
International Paper	15,235	823,756
Myers Industries	3,079	60,841
†O-I Glass	8,101	119,409
Packaging Corp. of America	4,433	596,150
Sealed Air	5,125	234,827
Silgan Holdings	8,348	350,866
Sonoco Products	7,114	450,316
†UFP Technologies	419	20,875
WestRock	13,535	704,497
		8,039,846
Distributors–0.23%
Core-Mark Holding	3,435	132,900
†Funko Class A	1,250	24,600
Genuine Parts	4,825	557,722
†LKQ	18,690	791,148
Pool	1,456	502,669
Weyco Group	507	10,966
		2,020,005
Diversified Consumer Services–0.36%
†Adtalem Global Education	2,932	115,931
†American Public Education	1,456	51,877
†Bright Horizons Family Solutions	2,682	459,829
Carriage Services	1,652	58,134
†Chegg	1,747	149,648
†frontdoor	3,903	209,786
Graham Holdings Class B	279	156,921
†Grand Canyon Education	3,013	322,692
H&R Block	8,384	182,771
†Houghton Mifflin Harcourt	10,453	79,652
†Laureate Education Class A	6,158	83,687
†Perdoceo Education	6,090	72,836
†Regis	4,078	51,220
†Select Interior Concepts Class A	2,001	14,407
Service Corp. International	10,544	538,271
Strategic Education	1,317	121,046
†Stride	2,788	83,947
†Terminix Global Holdings	7,031	335,168
†WW International	1,972	61,684
†Zovio	2,198	8,924
		3,158,431
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–0.84%
†Berkshire Hathaway Class B	22,189	$ 5,668,624
†Cannae Holdings	5,520	218,702
Equitable Holdings	16,496	538,100
Jefferies Financial Group	15,232	458,483
Marlin Business Services	729	9,944
Voya Financial	6,997	445,289
		7,339,142
Diversified Telecommunication Services–1.44%
†Anterix	1,166	54,989
AT&T	142,022	4,299,006
ATN International	1,118	54,916
†Cincinnati Bell	2,697	41,399
Cogent Communications Holdings	1,631	112,148
†Consolidated Communications Holdings	6,890	49,608
†IDT Class B	1,774	40,199
†Iridium Communications	7,987	329,464
†Liberty Latin America Class A	2,617	33,576
†Liberty Latin America Class C	12,855	166,858
Lumen Technologies	78,250	1,044,637
†ORBCOMM	4,983	38,020
Verizon Communications	107,103	6,228,039
†Vonage Holdings	7,194	85,033
		12,577,892
Electric Utilities–0.84%
ALLETE	1,883	126,519
Alliant Energy	5,343	289,377
American Electric Power	3,298	279,341
Avangrid	1,617	80,543
Duke Energy	5,298	511,416
Edison International	7,419	434,753
Entergy	3,777	375,698
Evergy	5,103	303,782
Eversource Energy	2,987	258,644
Exelon	8,086	353,682
FirstEnergy	10,192	353,560
Hawaiian Electric Industries	4,111	182,652
IDACORP	1,690	168,949
MGE Energy	1,792	127,931
NextEra Energy	12,616	953,896
NRG Energy	15,841	597,681
OGE Energy	5,679	183,772
Otter Tail	1,231	56,835
†PG&E	4,692	54,943
Pinnacle West Capital	2,967	241,365
PNM Resources	4,259	208,904
Portland General Electric	3,574	169,658
PPL	13,594	392,051
Southern	6,267	389,557

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	3,561	$ 236,842
		7,332,351
Electrical Equipment–0.96%
Acuity Brands	2,710	447,150
Allied Motion Technologies	758	38,908
AMETEK	6,525	833,438
†Atkore International Group	3,256	234,106
AZZ	2,008	101,103
Eaton	7,536	1,042,078
Emerson Electric	12,443	1,122,607
Encore Wire	1,649	110,697
EnerSys	2,817	255,784
†Generac Holdings	1,111	363,797
GrafTech International	10,007	122,386
Hubbell	3,699	691,306
LSI Industries	457	3,898
nVent Electric	9,432	263,247
Powell Industries	1,009	34,175
Preformed Line Products	449	30,869
Regal Beloit	3,411	486,682
Rockwell Automation	3,377	896,391
†Sensata Technologies Holding	9,747	564,839
†Sunrun	9,039	546,679
†Thermon Group Holdings	2,349	45,782
†TPI Composites	2,494	140,736
†Vicor	594	50,508
		8,427,166
Electronic Equipment, Instruments & Components–1.64%
Amphenol Class A	12,225	806,483
†Arlo Technologies	5,053	31,733
†Arrow Electronics	5,400	598,428
Avnet	6,028	250,222
Badger Meter	2,033	189,211
Bel Fuse Class B	886	17,623
Belden	3,141	139,366
Benchmark Electronics	2,494	77,114
CDW	4,971	823,943
Cognex	3,912	324,657
†Coherent	1,139	288,042
Corning	23,725	1,032,275
CTS	2,254	70,009
†Daktronics	2,615	16,396
Dolby Laboratories Class A	2,941	290,336
†ePlus	1,064	106,017
†Fabrinet	2,253	203,649
†FARO Technologies	842	72,892
†Flex	37,460	685,893
FLIR Systems	6,615	373,549
†II-VI	2,215	151,440
†Insight Enterprises	2,095	199,905
†IPG Photonics	2,199	463,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Itron	2,486	$ 220,384
Jabil	12,991	677,611
†Keysight Technologies	6,786	973,112
†Kimball Electronics	2,160	55,728
†Knowles	6,423	134,369
Littelfuse	1,254	331,608
Methode Electronics	2,176	91,348
†MTS Systems	2,104	122,453
National Instruments	6,508	281,048
†Novanta	1,666	219,729
†OSI Systems	1,334	128,197
PC Connection	2,018	93,615
†Plexus	2,007	184,323
†Rogers	1,055	198,562
†Sanmina	3,814	157,823
†ScanSource	1,716	51,394
SYNNEX	3,860	443,282
TE Connectivity	7,772	1,003,443
†Trimble	6,467	503,068
†TTM Technologies	6,628	96,106
Vishay Intertechnology	8,859	213,325
†Vishay Precision Group	600	18,486
†Vontier	3,324	100,617
†Zebra Technologies Class A	1,714	831,598
		14,344,269
Energy Equipment & Services–0.51%
Archrock	8,285	78,625
Baker Hughes	16,384	354,058
†Bristow Group	446	11,542
Cactus Class A	2,654	81,265
†ChampionX	8,993	195,418
Core Laboratories	2,200	63,338
†DMC Global	551	29,897
†Dril-Quip	2,477	82,311
†Exterran	3,133	10,527
†Forum Energy Technologies	380	7,045
†Frank's International	21,445	76,130
†Geospace Technologies	1,182	10,780
Halliburton	38,981	836,532
†Helix Energy Solutions Group	13,252	66,923
Helmerich & Payne	5,797	156,287
†Independence Contract Drilling	97	320
†KLX Energy Services Holdings	492	7,887
†Liberty Oilfield Services Class A	5,858	66,137
†Mammoth Energy Services	2,622	13,949
†Nabors Industries	576	53,827
†Natural Gas Services Group	679	6,410
†Newpark Resources	12,475	39,172
†NexTier Oilfield Solutions	14,413	53,616
†Nine Energy Service	1,065	2,450

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†NOV	18,750	$ 257,250
†Oceaneering International	6,032	68,885
†Oil States International	5,610	33,828
Patterson-UTI Energy	14,628	104,298
†ProPetro Holding	8,008	85,365
†RPC	7,313	39,490
Schlumberger	41,563	1,130,098
†SEACOR Marine Holdings	1,843	9,823
†Select Energy Services Class A	9,056	45,099
Solaris Oilfield Infrastructure Class A	2,100	25,767
†Technip Energies ADR	2,202	32,964
TechnipFMC	17,349	133,934
†TETRA Technologies	6,409	15,382
†Tidewater	3,355	42,038
†Transocean	21,123	74,987
†U.S. Silica Holdings	8,053	98,971
		4,502,625
Entertainment–0.82%
Activision Blizzard	8,780	816,540
†Cinemark Holdings	7,185	146,646
Electronic Arts	3,076	416,398
†Glu Mobile	4,125	51,480
†IMAX	3,593	72,219
†Lions Gate Entertainment Class A	6,284	93,946
†Lions Gate Entertainment Class B	9,423	121,557
†Live Nation Entertainment	1,611	136,371
†Madison Square Garden Entertainment	1,022	83,600
†Marcus	2,001	40,000
†Netflix	1,883	982,286
†Reading International Class A	1,404	7,792
†Roku	544	177,219
†Take-Two Interactive Software	2,462	435,035
†Walt Disney	16,270	3,002,140
World Wrestling Entertainment Class A	2,951	160,121
†Zynga Class A	41,823	427,013
		7,170,363
Equity Real Estate Investment Trusts–0.00%
CTO Realty Growth	593	30,842
		30,842
Food & Staples Retailing–1.34%
Andersons	2,422	66,314
†BJ's Wholesale Club Holdings	5,171	231,971
Casey's General Stores	2,858	617,871
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Chefs' Warehouse	2,797	$ 85,197
Costco Wholesale	5,865	2,067,295
Ingles Markets Class A	1,307	80,577
Kroger	42,500	1,529,575
Natural Grocers by Vitamin Cottage	2,445	42,910
†Performance Food Group	8,173	470,846
PriceSmart	1,820	176,085
†Rite Aid	1,528	31,263
SpartanNash	3,365	66,055
†Sprouts Farmers Market	7,175	190,998
Sysco	16,326	1,285,509
†U.S. Foods Holding	10,600	404,072
†United Natural Foods	3,773	124,283
Village Super Market Class A	880	20,742
Walgreens Boots Alliance	22,029	1,209,392
Walmart	21,789	2,959,600
Weis Markets	1,433	80,993
		11,741,548
Food Products–1.67%
Alico	310	9,257
Archer-Daniels-Midland	15,834	902,538
B&G Foods	4,796	148,964
†Beyond Meat	347	45,152
Bunge	7,479	592,860
Calavo Growers	781	60,637
†Cal-Maine Foods	3,414	131,166
Campbell Soup	11,611	583,685
Conagra Brands	17,515	658,564
†Darling Ingredients	12,541	922,767
†Farmer Bros	1,079	11,265
Flowers Foods	13,973	332,557
Fresh Del Monte Produce	3,707	106,131
†Freshpet	682	108,308
General Mills	10,806	662,624
†Hain Celestial Group	6,883	300,099
Hershey	3,913	618,880
Hormel Foods	10,944	522,904
†Hostess Brands	8,647	123,998
Ingredion	4,964	446,363
J & J Snack Foods	1,165	182,940
JM Smucker	3,964	501,565
John B Sanfilippo & Son	644	58,198
Kellogg	10,986	695,414
Kraft Heinz	26,429	1,057,160
Lamb Weston Holdings	5,830	451,708
Lancaster Colony	2,052	359,839
†Landec	2,083	22,080
†Lifeway Foods	699	3,775
Limoneira	992	17,360
McCormick & Co Non-Voting Shares	8,984	801,013

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	13,538	$ 792,379
†Pilgrim's Pride	12,586	299,421
†Post Holdings	5,163	545,832
Sanderson Farms	1,426	222,142
Seaboard	55	202,950
†Seneca Foods Class A	364	17,141
†Simply Good Foods	6,162	187,448
Tootsie Roll Industries	1,596	52,892
†TreeHouse Foods	3,497	182,683
Tyson Foods Class A	9,729	722,865
		14,665,524
Gas Utilities–0.20%
Atmos Energy	2,669	263,831
Chesapeake Utilities	908	105,400
National Fuel Gas	3,810	190,462
New Jersey Resources	6,806	271,355
Northwest Natural Holding	1,338	72,185
ONE Gas	2,252	173,201
South Jersey Industries	4,505	101,723
Southwest Gas Holdings	1,839	126,358
Spire	2,361	174,454
UGI	5,970	244,830
		1,723,799
Health Care Equipment & Supplies–2.34%
Abbott Laboratories	16,618	1,991,501
†ABIOMED	1,027	327,336
†Accuray	4,267	21,122
†Align Technology	1,528	827,458
†AngioDynamics	3,064	71,698
†AtriCure	393	25,749
Atrion	84	53,870
†Avanos Medical	2,882	126,059
†AxoGen	1,694	34,320
Baxter International	6,106	514,980
Becton Dickinson & Co.	2,735	665,015
†Boston Scientific	12,978	501,600
†Cantel Medical	2,139	170,778
†Cardiovascular Systems	1,216	46,621
CONMED	1,545	201,762
Cooper	1,351	518,906
†CryoLife	2,557	57,737
†Cutera	403	12,110
Danaher	6,063	1,364,660
DENTSPLY SIRONA	10,084	643,460
†DexCom	500	179,695
†Edwards Lifesciences	2,988	249,916
†Envista Holdings	9,223	376,298
†Globus Medical Class A	3,851	237,491
†Haemonetics	2,274	252,437
†Heska	202	34,029
Hill-Rom Holdings	4,208	464,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic	10,745	$ 799,213
†ICU Medical	892	183,253
†IDEXX Laboratories	2,480	1,213,489
†Inogen	962	50,524
†Insulet	225	58,707
†Integer Holdings	2,023	186,318
†Integra LifeSciences Holdings	4,404	304,272
†Intuitive Surgical	667	492,873
†Invacare	2,243	17,989
†Lantheus Holdings	5,690	121,595
LeMaitre Vascular	1,009	49,219
†LENSAR	965	7,006
†LivaNova	3,030	223,402
†Masimo	1,080	248,033
Medtronic	12,344	1,458,197
†Meridian Bioscience	2,980	78,225
†Merit Medical Systems	3,063	183,412
†Natus Medical	2,866	73,398
†Neogen	1,534	136,357
†Novocure	459	60,671
†NuVasive	2,785	182,585
†OraSure Technologies	3,929	45,851
†Orthofix Medical	1,631	70,704
†Penumbra	250	67,645
†Quidel	1,784	228,227
ResMed	2,939	570,225
†SeaSpine Holdings	660	11,484
STERIS	2,005	381,912
Stryker	2,963	721,728
†Surgalign Holdings	5,064	11,040
†Surmodics	576	32,296
†Tandem Diabetes Care	570	50,303
Teleflex	1,116	463,653
Utah Medical Products	304	26,326
†Varex Imaging	2,809	57,556
†Varian Medical Systems	1,862	328,699
West Pharmaceutical Services	2,048	577,085
Zimmer Biomet Holdings	4,898	784,072
		20,529,052
Health Care Providers & Services–2.93%
†Acadia Healthcare	6,534	373,353
†Addus HomeCare	1,037	108,460
†Amedisys	1,501	397,450
AmerisourceBergen	5,803	685,160
†AMN Healthcare Services	2,817	207,613
Anthem	4,670	1,676,296
†Apollo Medical Holdings	699	18,936
†Brookdale Senior Living	14,577	88,191
Cardinal Health	10,655	647,291
†Centene	13,282	848,853
Chemed	857	394,066

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cigna	7,353	$ 1,777,514
†Community Health Systems	5,888	79,606
†CorVel	1,034	106,078
†Covetrus	2,511	75,255
†Cross Country Healthcare	2,183	27,266
CVS Health	26,086	1,962,450
†DaVita	6,324	681,537
Encompass Health	7,712	631,613
Ensign Group	4,466	419,089
†Enzo Biochem	4,475	15,394
†Five Star Senior Living	46	282
†Guardant Health	1,462	223,174
†Hanger	1,874	42,765
HCA Healthcare	1,958	368,770
†HealthEquity	971	66,028
†Henry Schein	4,163	288,246
Humana	3,159	1,324,411
†Laboratory Corp of America Holdings	3,032	773,251
†LHC Group	1,435	274,386
†Magellan Health	2,574	240,000
McKesson	5,148	1,004,066
†MEDNAX	5,330	135,755
†ModivCare	1,393	206,331
†Molina Healthcare	3,980	930,365
National HealthCare	1,163	90,609
†National Research	1,656	77,550
Owens & Minor	4,089	153,705
Patterson	6,463	206,493
†Pennant Group	1,314	60,181
†PetIQ	1,642	57,897
Premier Class A	5,444	184,279
Quest Diagnostics	4,743	608,717
†R1 RCM	5,425	133,889
†RadNet	3,391	73,754
†Select Medical Holdings	9,557	325,894
†Surgery Partners	2,117	93,698
†Tenet Healthcare	5,353	278,356
†Triple-S Management Class B	1,992	51,852
U.S. Physical Therapy	363	37,788
UnitedHealth Group	14,882	5,537,146
Universal Health Services Class B	4,616	615,728
		25,686,837
Health Care Technology–0.25%
†Allscripts Healthcare Solutions	9,307	139,745
†Castlight Health Class B	4,422	6,677
Cerner	11,189	804,265
†Change Healthcare	9,602	212,204
†Computer Programs and Systems	313	9,578
†Evolent Health Class A	6,148	124,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†HealthStream	2,713	$ 60,608
†HMS Holdings	4,321	159,769
†Inovalon Holdings Class A	2,937	84,527
†NextGen Healthcare	4,127	74,699
†Omnicell	1,955	253,896
†Tabula Rasa HealthCare	747	34,399
†Teladoc Health	660	119,955
†Veeva Systems Class A	505	131,926
		2,216,438
Hotels, Restaurants & Leisure–1.94%
Aramark	11,379	429,899
†Biglari Holdings Class A	5	3,378
†Biglari Holdings Class B	131	17,392
†BJ's Restaurants	1,840	106,867
†Bloomin' Brands	3,612	97,705
†Bluegreen Vacations Holding	1,022	18,948
†Booking Holdings	635	1,479,448
†Boyd Gaming	3,072	181,125
†Brinker International	1,880	133,593
†Caesars Entertainment	2,213	193,527
†Carnival	16,011	424,932
†Carrols Restaurant Group	3,714	22,228
†Cheesecake Factory	1,290	75,478
†Chipotle Mexican Grill	315	447,558
†Choice Hotels International	2,305	247,303
Churchill Downs	337	76,640
†Chuy's Holdings	1,208	53,539
†Cracker Barrel Old Country Store	1,519	262,605
Darden Restaurants	7,763	1,102,346
†Dave & Buster's Entertainment	3,378	161,806
Del Taco Restaurants	2,099	20,108
†Denny's	3,309	59,926
Domino's Pizza	916	336,896
†El Pollo Loco Holdings	3,403	54,856
†Everi Holdings	1,700	23,987
†Expedia Group	1,209	208,093
Extended Stay America	11,099	219,205
†Fiesta Restaurant Group	1,638	20,622
†Hilton Grand Vacations	3,869	145,049
†Hilton Worldwide Holdings	5,980	723,102
†Hyatt Hotels Class A	1,871	154,732
†International Game Technology	8,417	135,093
Jack in the Box	1,074	117,904
†Las Vegas Sands	4,863	295,476
†Lindblad Expeditions Holdings	1,842	34,814
†Marriott International Class A	6,546	969,528
†Marriott Vacations Worldwide	3,030	527,765
McDonald's	4,858	1,088,872

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	13,669	$ 519,285
Nathan's Famous	298	18,801
†Norwegian Cruise Line Holdings	9,314	256,973
Papa John's International	1,423	126,135
†Penn National Gaming	3,322	348,278
†Planet Fitness Class A	2,912	225,098
†Playa Hotels & Resorts	8,515	62,159
†PlayAGS	1,440	11,635
†Potbelly	1,460	8,629
†Red Robin Gourmet Burgers	1,284	51,219
†Red Rock Resorts Class A	4,381	142,777
†Royal Caribbean Cruises	6,475	554,325
†Ruth's Hospitality Group	3,701	91,896
†Scientific Games Class A	4,657	179,388
†SeaWorld Entertainment	6,745	335,024
†Shake Shack Class A	1,335	150,548
†Six Flags Entertainment	1,121	52,093
Starbucks	7,946	868,259
†Texas Roadhouse	3,934	377,428
Travel + Leisure Co	3,985	243,723
†Vail Resorts	1,652	481,822
Wendy's	13,624	276,022
Wingstop	1,345	171,044
Wyndham Hotels & Resorts	2,912	203,199
†Wynn Resorts	1,552	194,574
Yum! Brands	3,499	378,522
		17,001,201
Household Durables–1.30%
Bassett Furniture Industries	722	17,523
†Beazer Homes	2,298	48,074
†Cavco Industries	542	122,281
†Century Communities	2,517	151,825
DR Horton	10,969	977,557
Ethan Allen Interiors	1,750	48,318
Flexsteel Industries	419	14,602
Garmin	5,124	675,599
†GoPro Class A	2,100	24,444
†Green Brick Partners	3,200	72,576
Hamilton Beach Brands Holding Class A	652	11,821
†Helen of Troy	1,664	350,538
Hooker Furniture	831	30,298
Installed Building Products	1,646	182,508
†iRobot	1,792	218,947
KB Home	5,148	239,536
La-Z-Boy	3,008	127,780
Leggett & Platt	7,210	329,137
Lennar Class A	9,688	980,716
Lennar Class B	563	46,357
†LGI Homes	1,679	250,692
Lifetime Brands	785	11,532
†M/I Homes	1,091	64,445
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
MDC Holdings	4,503	$ 267,478
†Meritage Homes	2,325	213,714
†Mohawk Industries	3,717	714,816
†New Home	448	2,348
Newell Brands	22,715	608,308
†NVR	102	480,515
PulteGroup	17,484	916,861
†Skyline Champion	2,886	130,620
†Sonos	2,987	111,923
†Taylor Morrison Home	9,255	285,147
Tempur Sealy International	11,328	414,152
Toll Brothers	8,537	484,304
†TopBuild	2,631	551,010
†TRI Pointe Group	8,843	180,043
†Tupperware Brands	2,421	63,939
†Turtle Beach	601	16,029
†Universal Electronics	867	47,659
Whirlpool	4,083	899,689
		11,385,661
Household Products–0.93%
†Central Garden & Pet	894	51,861
†Central Garden & Pet Class A	2,393	124,173
Church & Dwight	8,227	718,628
Clorox	3,633	700,733
Colgate-Palmolive	7,201	567,655
Energizer Holdings	2,929	139,010
Kimberly-Clark	2,310	321,206
Oil-Dri Corp. of America	282	9,712
Procter & Gamble	37,147	5,030,818
Spectrum Brands Holdings	2,923	248,455
WD-40	775	237,290
		8,149,541
Independent Power and Renewable Electricity Producers–0.22%
AES	14,524	389,388
†Atlantic Power	7,500	21,675
Atlantica Sustainable Infrastructure	5,908	216,410
Brookfield Renewable Class A	7,554	353,527
Clearway Energy Class A	2,006	53,179
Clearway Energy Class C	3,534	99,447
Ormat Technologies	2,822	221,612
†Sunnova Energy International	891	36,371
Vistra	31,365	554,533
		1,946,142
Industrial Conglomerates–0.85%
3M	13,652	2,630,467
Carlisle	3,772	620,796
General Electric	82,506	1,083,304

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
Honeywell International	11,028	$ 2,393,848
†Raven Industries	1,745	66,886
Roper Technologies	1,641	661,881
		7,457,182
Insurance–3.24%
Aflac	18,383	940,842
†Alleghany	729	456,565
Allstate	11,168	1,283,203
†Ambac Financial Group	2,234	37,397
American Equity Investment Life Holding	6,329	199,553
American Financial Group	4,583	522,920
American International Group	13,893	641,996
American National Group	1,541	166,228
AMERISAFE	1,468	93,952
Aon Class A	5,491	1,263,534
†Arch Capital Group	13,747	527,472
Argo Group International Holdings	2,598	130,731
Arthur J. Gallagher & Co.	5,072	632,834
Assurant	3,264	462,737
Assured Guaranty	5,886	248,860
†Athene Holding Class A	8,668	436,867
Axis Capital Holdings	5,346	265,001
†Brighthouse Financial	5,959	263,686
Brown & Brown	8,544	390,546
Chubb	6,021	951,137
Cincinnati Financial	8,468	872,966
CNA Financial	3,226	143,976
CNO Financial Group	6,176	150,015
Crawford & Co. Class A	1,300	13,845
Crawford & Co. Class B	2,614	25,330
Donegal Group Class A	996	14,801
†eHealth	1,543	112,222
Employers Holdings	2,097	90,297
†Enstar Group	1,075	265,235
Erie Indemnity Class A	1,708	377,314
Everest Re Group	1,770	438,624
FBL Financial Group Class A	1,968	110,051
†FedNat Holding	630	2,917
Fidelity National Financial	12,123	492,921
First American Financial	6,407	362,957
†Genworth Financial Class A	22,919	76,091
†Global Indemnity Group Class A	1,056	31,300
Globe Life	5,440	525,667
Goosehead Insurance Class A	236	25,295
†Greenlight Capital Re Class A	1,907	16,591
†Hallmark Financial Services	1,100	4,268
Hanover Insurance Group	3,093	400,420
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	16,135	$ 1,077,657
HCI Group	887	68,139
Heritage Insurance Holdings	4,237	46,946
Horace Mann Educators	2,359	101,932
Independence Holding	654	26,062
Investors Title	124	20,584
James River Group Holdings	1,705	77,782
Kemper	3,591	286,275
Kinsale Capital Group	999	164,635
Loews	9,293	476,545
†Maiden Holdings	5,521	18,219
†Markel	397	452,429
Marsh & McLennan	6,991	851,504
Mercury General	3,824	232,537
MetLife	10,149	616,958
National Western Life Group Class A	298	74,202
†NI Holdings	863	15,948
Old Republic International	20,236	441,954
†Palomar Holdings	463	31,040
Primerica	3,375	498,893
Principal Financial Group	12,648	758,374
ProAssurance	3,203	85,712
Progressive	14,058	1,344,085
Protective Insurance Class B	771	17,633
Prudential Financial	10,776	981,694
Reinsurance Group of America	2,470	311,344
RenaissanceRe Holdings	2,289	366,812
RLI	2,059	229,723
Safety Insurance Group	1,159	97,646
Selective Insurance Group	3,458	250,843
†SiriusPoint	7,714	78,451
State Auto Financial	3,303	65,102
Stewart Information Services	1,688	87,827
Tiptree Financial	1,600	14,320
Travelers	11,132	1,674,253
United Fire Group	2,034	70,783
United Insurance Holdings	4,881	35,192
Universal Insurance Holdings	3,924	56,270
Unum Group	9,940	276,630
White Mountains Insurance Group	204	227,440
Willis Towers Watson	3,133	717,081
WR Berkley	7,991	602,122
		28,398,742
Interactive Media & Services–2.73%
†Alphabet Class A	3,099	6,391,749
†Alphabet Class C	2,782	5,754,929
†ANGI Homeservices Class A	1,639	21,307
†Cargurus	3,083	73,468
†Cars.com	4,551	58,981

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†DHI Group	3,155	$ 10,569
†Facebook Class A	28,735	8,463,320
†IAC/InterActive	1,237	267,575
†Liberty TripAdvisor Holdings Class A	5,610	35,792
†Match Group	4,578	628,926
†QuinStreet	3,300	66,990
†Snap Class A	13,014	680,502
†TripAdvisor	4,445	239,097
†TrueCar	6,947	33,241
†Twitter	4,935	314,014
†Yelp	3,429	133,731
†Zedge Class B	591	7,151
†Zillow Group Class A	1,504	197,595
†Zillow Group Class C	4,150	538,006
		23,916,943
Internet & Direct Marketing Retail–2.28%
†1-800-Flowers.com Class A	3,054	84,321
†Amazon.com	5,283	16,346,025
†Duluth Holdings Class B	753	12,756
eBay	21,788	1,334,297
†Etsy	2,606	525,552
†GrubHub	3,808	228,480
†Lands' End	2,935	72,817
†Liquidity Services	1,758	32,664
†Magnite	543	22,594
PetMed Express	1,442	50,722
†Quotient Technology	5,042	82,386
Qurate Retail	26,054	306,395
Shutterstock	2,288	203,724
†Stamps.com	1,012	201,904
†Wayfair Class A	1,590	500,453
		20,005,090
IT Services–4.45%
Accenture Class A	14,073	3,887,666
†Akamai Technologies	5,859	597,032
Alliance Data Systems	2,682	300,625
Amdocs	6,463	453,379
Automatic Data Processing	9,977	1,880,365
†Black Knight	3,616	267,548
†BM Technologies	419	4,881
Broadridge Financial Solutions	4,424	677,314
†Cardtronics Class A	4,756	184,533
Cass Information Systems	1,074	49,694
Cognizant Technology Solutions Class A	11,731	916,426
†Concentrix	3,860	577,919
†Conduent	11,528	76,776
CSG Systems International	1,963	88,119
†DXC Technology	11,644	363,991
†EPAM Systems	977	387,566
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Euronet Worldwide	2,436	$ 336,899
EVERTEC	4,425	164,699
†Evo Payments Class A	788	21,686
†ExlService Holdings	2,052	185,008
Fidelity National Information Services	8,493	1,194,201
†Fiserv	7,057	840,065
†FleetCor Technologies	3,721	999,572
†Gartner	3,035	554,039
Genpact	11,702	501,080
Global Payments	3,970	800,273
†Globant	1,327	275,498
†GoDaddy Class A	3,455	268,177
†GTT Communications	3,367	6,162
Hackett Group	2,748	45,040
International Business Machines	22,623	3,014,741
Jack Henry & Associates	1,662	252,159
†Limelight Networks	3,333	11,899
†LiveRamp Holdings	4,179	216,807
Mastercard Class A	16,384	5,833,523
MAXIMUS	4,397	391,509
†MongoDB	226	60,439
NIC	5,258	178,404
†Okta	417	91,919
Paychex	13,290	1,302,686
†PayPal Holdings	6,113	1,484,481
†Perficient	1,815	106,577
Perspecta	11,521	334,685
†PFSweb	867	5,852
†Sabre	4,735	70,125
†Square Class A	731	165,974
†StarTek	1,400	11,130
Switch Class A	3,379	54,943
†Sykes Enterprises	2,369	104,426
TTEC Holdings	3,257	327,166
†Twilio Class A	670	228,309
†Unisys	1,659	42,172
†VeriSign	2,057	408,849
†Verra Mobility	4,796	64,914
Visa Class A	30,947	6,552,408
Western Union	11,497	283,516
†WEX	2,069	432,876
		38,938,722
Leisure Products–0.34%
Acushnet Holdings	4,495	185,778
†American Outdoor Brands	1,803	45,436
Brunswick	5,296	505,080
†Callaway Golf	5,771	154,374
Clarus	1,204	20,528
Hasbro	6,089	585,275
Johnson Outdoors Class A	436	62,239
†Malibu Boats Class A	1,584	126,213

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Marine Products	2,133	$ 34,704
†Mattel	14,675	292,326
†Nautilus	2,171	33,954
Polaris	3,553	474,326
Smith & Wesson Brands	2,575	44,934
†Vista Outdoor	4,147	132,994
†YETI Holdings	3,406	245,947
		2,944,108
Life Sciences Tools & Services–1.07%
†Adaptive Biotechnologies	529	21,298
Agilent Technologies	6,371	810,009
†Avantor	719	20,801
†Bio-Rad Laboratories Class A	670	382,684
Bio-Techne	1,047	399,881
Bruker	8,550	549,594
†Charles River Laboratories International	2,190	634,728
†Illumina	825	316,849
†IQVIA Holdings	4,471	863,529
Luminex	2,463	78,570
†Medpace Holdings	2,122	348,114
†Mettler-Toledo International	705	814,761
†NeoGenomics	2,833	136,636
PerkinElmer	4,119	528,426
†PRA Health Sciences	3,983	610,713
†Repligen	1,545	300,363
†Syneos Health	5,635	427,415
Thermo Fisher Scientific	3,787	1,728,311
†Waters	1,354	384,766
		9,357,448
Machinery–3.53%
AGCO	4,680	672,282
Alamo Group	671	104,777
Albany International Class A	2,141	178,709
Allison Transmission Holdings	7,945	324,394
Altra Industrial Motion	3,594	198,820
Astec Industries	1,462	110,264
Barnes Group	3,140	155,556
†Blue Bird	812	20,324
Caterpillar	10,940	2,536,658
†Chart Industries	2,381	338,935
†CIRCOR International	1,341	46,694
†Colfax	7,804	341,893
Columbus McKinnon	1,631	86,052
†Commercial Vehicle Group	4,182	40,356
Crane	4,090	384,092
Cummins	5,384	1,395,048
Deere & Co.	7,228	2,704,284
Donaldson	8,393	488,137
Douglas Dynamics	1,386	63,964
Dover	5,313	728,572
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Energy Recovery	2,984	$ 54,727
Enerpac Tool Group	2,890	75,487
EnPro Industries	2,155	183,757
ESCO Technologies	1,491	162,355
†Evoqua Water Technologies	7,310	192,253
Federal Signal	4,085	156,455
Flowserve	6,513	252,770
Fortive	6,827	482,259
Franklin Electric	2,494	196,876
†FreightCar America	1,097	7,235
†Gates Industrial	3,772	60,314
Gorman-Rupp	2,146	71,054
Graco	7,552	540,874
Graham	501	7,134
Greenbrier	1,954	92,268
Helios Technologies	2,751	200,465
Hillenbrand	5,042	240,554
Hurco	300	10,590
Hyster-Yale Materials Handling	834	72,658
IDEX	1,959	410,058
Illinois Tool Works	6,120	1,355,702
†Ingersoll Rand	11,383	560,157
ITT	5,495	499,550
John Bean Technologies	1,844	245,879
Kadant	745	137,832
Kennametal	5,039	201,409
†L B Foster Class A	762	13,640
Lincoln Electric Holdings	4,383	538,846
Lindsay	475	79,145
†Lydall	1,558	52,567
†Manitowoc	3,195	65,881
†Meritor	4,478	131,743
†Middleby	3,562	590,401
Miller Industries	637	29,423
Mueller Industries	4,258	176,068
Mueller Water Products Class A	10,288	142,900
†Navistar International	5,881	258,940
†NN	5,648	39,931
Nordson	2,278	452,593
Omega Flex	460	72,625
Oshkosh	5,048	598,996
Otis Worldwide	9,071	620,910
PACCAR	11,694	1,086,606
Parker-Hannifin	4,625	1,458,864
Park-Ohio Holdings	1,241	39,079
Pentair	10,786	672,184
†Proto Labs	1,067	129,907
†RBC Bearings	901	177,290
†REV Group	4,472	85,684
Rexnord	6,889	324,403
Shyft Group	2,371	88,201
Snap-on	3,582	826,511

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†SPX	3,324	$ 193,689
SPX FLOW	2,624	166,178
Standex International	630	60,209
Stanley Black & Decker	4,613	921,078
Tennant	1,373	109,689
Terex	3,393	156,316
Timken	4,369	354,632
†Titan International	6,689	62,074
Toro	7,115	733,841
†TriMas	3,116	94,477
Trinity Industries	6,963	198,376
†Twin Disc	600	5,736
Wabash National	2,605	48,974
Watts Water Technologies Class A	1,597	189,740
†Welbilt	6,195	100,669
Westinghouse Air Brake Technologies	5,924	468,944
Woodward	3,381	407,850
Xylem	4,337	456,166
		30,872,459
Marine–0.07%
Costamare	6,357	61,154
†Eagle Bulk Shipping	539	19,469
Eneti	533	11,209
Genco Shipping & Trading	2,086	21,027
†Kirby	4,034	243,170
Matson	2,879	192,029
†SEACOR Holdings	2,396	97,637
		645,695
Media–2.06%
†Altice USA Class A	11,717	381,154
†AMC Networks Class A	1,659	88,192
†Boston Omaha Class A	1,027	30,358
Cable One	307	561,307
†Charter Communications Class A	2,320	1,431,486
Comcast Class A	103,366	5,593,134
†comScore	4,616	16,895
†Cumulus Media Class A	600	5,466
†Discovery Class A	7,688	334,120
†Discovery Class C	17,191	634,176
†DISH Network Class A	12,184	441,061
†Emerald Holding	6,001	33,126
†Entercom Communications Class A	12,190	63,998
Entravision Communications Class A	4,034	16,297
EW Scripps Class A	5,690	109,646
†Fluent	1,021	4,186
Fox Class A	14,572	526,195
Fox Class B	10,813	377,698
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Gannett	11,594	$ 62,376
Gray Television	5,362	98,661
†Hemisphere Media Group	308	3,588
Interpublic Group	27,567	804,956
John Wiley & Sons Class A	2,592	140,486
†Liberty Broadband Class A	707	102,621
†Liberty Broadband Class C	4,680	702,702
†Liberty Media-Liberty Braves Class A	161	4,590
†Liberty Media-Liberty Braves Class C	1,514	42,119
†Liberty Media-Liberty Formula One Class A	1,504	57,483
†Liberty Media-Liberty Formula One Class C	11,190	484,415
†Liberty Media-Liberty SiriusXM Class A	4,383	193,203
†Liberty Media-Liberty SiriusXM Class C	10,211	450,407
Loral Space & Communications	853	32,133
†Meredith	2,966	88,327
†MSG Networks Class A	1,829	27,508
National CineMedia	6,168	28,496
New York Times Class A	6,656	336,927
News Class A	20,741	527,444
News Class B	10,659	250,060
Nexstar Media Group Class A	3,557	499,510
Omnicom Group	11,367	842,863
†Saga Communications Class A	635	13,875
Scholastic	2,318	69,795
Sirius XM Holdings	39,799	242,376
†TechTarget	2,458	170,708
TEGNA	15,413	290,227
†Tribune Publishing	3,161	56,866
ViacomCBS Class A	400	18,868
ViacomCBS Class B	16,878	761,198
		18,053,283
Metals & Mining–0.90%
†Alcoa	11,273	366,260
†Allegheny Technologies	9,446	198,933
†Ampco-Pittsburgh	782	5,279
†Arconic	4,843	122,964
Carpenter Technology	2,617	107,690
†Century Aluminum	6,328	111,752
†Cleveland-Cliffs	5,475	110,102
†Coeur Mining	13,662	123,368
Commercial Metals	7,882	243,081
Compass Minerals International	2,029	127,259
†Ferroglobe	9,406	35,555
†Fortitude Gold	1,049	4,846

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Freeport-McMoRan	43,763	$ 1,441,116
Gold Resource	3,674	9,699
Haynes International	2,063	61,209
Hecla Mining	36,267	206,359
Kaiser Aluminum	589	65,084
Materion	1,479	97,969
Newmont	13,552	816,779
Nexa Resources	4,710	48,278
Nucor	12,868	1,032,914
Olympic Steel	623	18,347
Reliance Steel & Aluminum	3,940	600,023
Royal Gold	1,959	210,828
†Ryerson Holding	2,843	48,445
Schnitzer Steel Industries Class A	1,911	79,861
Southern Copper	2,927	198,655
Steel Dynamics	13,428	681,605
SunCoke Energy	6,128	42,957
†TimkenSteel	6,202	72,873
United States Steel	12,149	317,939
†Universal Stainless & Alloy Products	352	3,580
Warrior Met Coal	3,207	54,936
Worthington Industries	3,712	249,038
		7,915,583
Multiline Retail–0.67%
Big Lots	2,718	185,639
Dillard's Class A	1,631	157,506
Dollar General	4,282	867,619
†Dollar Tree	8,611	985,615
Kohl's	9,455	563,612
†Macy's	17,805	288,263
†Ollie's Bargain Outlet Holdings	1,810	157,470
Target	13,313	2,636,906
		5,842,630
Multi-Utilities–0.53%
Ameren	4,745	386,053
Avista	2,686	128,257
Black Hills	2,357	157,377
CenterPoint Energy	13,408	303,691
CMS Energy	5,779	353,790
Consolidated Edison	5,469	409,081
Dominion Energy	5,531	420,135
DTE Energy	3,725	495,946
MDU Resources Group	12,934	408,844
NiSource	8,491	204,718
NorthWestern	1,697	110,644
Public Service Enterprise Group	5,113	307,854
Sempra Energy	4,904	650,172
Unitil	1,166	53,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group	2,876	$ 269,165
		4,659,002
Oil, Gas & Consumable Fuels–2.88%
Antero Midstream	22,887	206,670
†Antero Resources	13,414	136,823
APA	21,053	376,849
†Arch Resources	1,270	52,832
†Ardmore Shipping	2,791	12,671
Berry	3,410	18,789
†Bonanza Creek Energy	1,860	66,458
Cabot Oil & Gas	31,050	583,119
†Callon Petroleum	3,716	143,252
†Centennial Resource Development Class A	17,052	71,618
†Cheniere Energy	7,134	513,719
Chevron	25,997	2,724,226
Cimarex Energy	4,979	295,703
†Clean Energy Fuels	20,933	287,619
†CNX Resources	15,674	230,408
ConocoPhillips	32,654	1,729,682
†CONSOL Energy	2,615	25,418
†Continental Resources	7,040	182,125
†Delek US Holdings	3,962	86,292
Devon Energy	29,746	649,950
DHT Holdings	8,597	50,980
Diamondback Energy	3,656	268,679
†Dorian	2,455	32,234
†EnLink Midstream	17,018	73,007
EOG Resources	17,226	1,249,402
†EQT	18,993	352,890
Equitrans Midstream	17,256	140,809
Evolution Petroleum	2,220	7,504
Exxon Mobil	57,049	3,185,046
GasLog	6,595	38,053
†Green Plains	2,427	65,699
Hess	10,069	712,482
HollyFrontier	10,776	385,565
International Seaways	2,758	53,450
Kinder Morgan	57,035	949,633
†Kosmos Energy	26,917	82,635
†Laredo Petroleum	929	27,926
Marathon Oil	39,984	427,029
Marathon Petroleum	18,487	988,870
Matador Resources	6,684	156,740
Murphy Oil	10,368	170,139
NACCO Industries Class A	326	8,134
Occidental Petroleum	37,466	997,345
ONEOK	13,132	665,267
†Overseas Shipholding Group Class A	5,002	10,304
†Par Pacific Holdings	3,626	51,199
†PBF Energy Class A	7,775	110,016
†PDC Energy	6,279	215,998

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Peabody Energy	9,294	$ 28,440
†Penn Virginia	1,090	14,606
Phillips 66	7,915	645,389
PHX Minerals	655	1,880
Pioneer Natural Resources	8,682	1,378,875
†Range Resources	17,978	185,713
†Renewable Energy Group	2,813	185,771
†REX American Resources	540	45,452
†SandRidge Energy	3,035	11,867
Scorpio Tankers	5,026	92,780
SFL	10,126	81,211
†SilverBow Resources	419	3,260
SM Energy	11,376	186,225
†Southwestern Energy	47,493	220,842
†Talos Energy	4,058	48,858
Targa Resources	9,031	286,734
†Teekay	3,211	10,275
†Teekay Tankers Class A	2,248	31,247
Valero Energy	11,312	809,939
†W&T Offshore	6,926	24,864
Williams	36,434	863,121
World Fuel Services	6,061	213,347
		25,241,954
Paper & Forest Products–0.12%
†Clearwater Paper	1,500	56,430
†Domtar	3,745	138,378
Glatfelter	3,242	55,600
Louisiana-Pacific	7,699	426,986
Mercer International	4,679	67,331
Neenah	719	36,942
†Resolute Forest Products	6,285	68,821
Schweitzer-Mauduit International	1,872	91,672
Verso Class A	4,362	63,642
		1,005,802
Personal Products–0.28%
†Coty Class A	28,705	258,632
Edgewell Personal Care	3,074	121,730
†elf Beauty	1,640	44,001
Estee Lauder Class A	4,142	1,204,701
†Herbalife Nutrition	4,218	187,110
Inter Parfums	1,441	102,210
Medifast	636	134,718
Natura & Co. Holding ADR	3,911	66,448
Natural Health Trends	462	3,119
†Nature's Sunshine Products	909	18,144
Nu Skin Enterprises Class A	3,625	191,726
†USANA Health Sciences	1,458	142,301
		2,474,840
Pharmaceuticals–3.11%
†Amphastar Pharmaceuticals	3,846	70,459
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†ANI Pharmaceuticals	935	$ 33,791
†Arvinas	300	19,830
Bristol-Myers Squibb	32,430	2,047,306
†Cara Therapeutics	1,547	33,585
†Catalent	4,237	446,198
†Collegium Pharmaceutical	1,508	35,740
†Corcept Therapeutics	7,024	167,101
†Cymabay Therapeutics	5,352	24,298
†Elanco Animal Health	14,832	436,802
Eli Lilly & Co	15,847	2,960,537
†Endo International	14,512	107,534
†Horizon Therapeutics	7,428	683,673
†Innoviva	8,244	98,516
†Intra-Cellular Therapies	4,953	168,055
†Jazz Pharmaceuticals	3,266	536,832
Johnson & Johnson	56,368	9,264,081
†Lannett	1,820	9,610
Merck & Co.	52,827	4,072,433
†Nektar Therapeutics	5,848	116,960
†Otonomy	732	1,867
†Pacira BioSciences	1,047	73,384
Perrigo	6,594	266,859
Pfizer	85,862	3,110,780
Phibro Animal Health Class A	1,490	36,356
†Prestige Consumer Healthcare	3,449	152,032
†SIGA Technologies	4,189	27,229
†Supernus Pharmaceuticals	4,014	105,087
†Taro Pharmaceutical Industries	2,002	147,647
†Viatris	37,242	520,271
Zoetis	8,679	1,366,769
†Zogenix	3,717	72,556
		27,214,178
Professional Services–1.09%
†ASGN	3,282	313,234
Barrett Business Services	764	52,609
BGSF	458	6,412
Booz Allen Hamilton Holding	6,133	493,891
†CACI International Class A	1,381	340,637
†CBIZ	2,928	95,628
CoreLogic	6,096	483,108
†CoStar Group	423	347,659
CRA International	465	34,708
Equifax	3,183	576,537
Exponent	2,535	247,036
†Forrester Research	1,302	55,309
†Franklin Covey	769	21,755
†FTI Consulting	2,327	326,036
†GP Strategies	1,061	18,514
Heidrick & Struggles International	1,738	62,081

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Huron Consulting Group	1,526	$ 76,880
ICF International	989	86,439
Insperity	1,432	119,916
Jacobs Engineering Group	4,966	641,955
KBR	12,654	485,787
†Kelly Services Class A	2,914	64,895
Kforce	1,861	99,750
Korn Ferry	3,509	218,856
Leidos Holdings	4,371	420,840
ManpowerGroup	4,303	425,567
ManTech International Class A	1,569	136,425
†Mistras Group	2,371	27,053
Nielsen Holdings	26,287	661,118
Resources Connection	3,042	41,189
Robert Half International	8,363	652,899
Science Applications International	4,049	338,456
TransUnion	4,978	448,020
†TriNet Group	4,695	366,022
†TrueBlue	2,836	62,449
†Upwork	1,625	72,751
Verisk Analytics	3,525	622,832
†Willdan Group	746	30,623
		9,575,876
Real Estate Management & Development–0.33%
†Altisource Portfolio Solutions	1,304	11,984
†BBX Capital	1,022	6,490
†CBRE Group Class A	9,825	777,256
†Cushman & Wakefield	5,962	97,300
†eXp World Holdings	414	18,858
†Five Point Holdings Class A	1,459	11,030
†Forestar Group	2,282	53,125
†FRP Holdings	1,191	58,621
†Howard Hughes	2,366	225,078
†Jones Lang LaSalle	2,884	516,351
Kennedy-Wilson Holdings	9,523	192,460
†Marcus & Millichap	2,435	82,059
†Maui Land Pineapple	1,011	11,677
Newmark Group Class A	11,223	112,286
†Rafael Holdings Class B	887	35,409
RE/MAX Holdings Class A	1,472	57,982
†Realogy Holdings	7,238	109,511
†Redfin	2,794	186,052
RMR Group Class A	1,499	61,174
St Joe	5,193	222,780
†Tejon Ranch	3,049	51,040
		2,898,523
Road & Rail–1.52%
AMERCO	1,234	755,948
ArcBest	1,859	130,818
†Avis Budget Group	2,837	205,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Covenant Logistics Group	1,476	$ 30,391
CSX	20,391	1,966,100
†Daseke	9,269	78,694
Heartland Express	5,586	109,374
JB Hunt Transport Services	5,339	897,326
Kansas City Southern	2,591	683,817
Knight-Swift Transportation Holdings	9,538	458,682
Landstar System	2,710	447,312
Marten Transport	5,929	100,615
Norfolk Southern	5,583	1,499,147
Old Dominion Freight Line	4,704	1,130,889
†PAM Transportation Services	682	42,079
Ryder System	3,781	286,033
†Saia	2,431	560,540
Schneider National Class B	5,218	130,293
Union Pacific	15,901	3,504,739
Universal Logistics Holdings	2,167	57,014
†USA Truck	643	12,288
Werner Enterprises	4,045	190,803
†Yellow	1,800	15,822
		13,294,520
Semiconductors & Semiconductor Equipment–4.91%
Advanced Energy Industries	2,741	299,235
†Advanced Micro Devices	5,505	432,142
†Alpha & Omega Semiconductor	978	31,981
†Ambarella	2,230	223,870
Amkor Technology	22,758	539,592
Analog Devices	6,366	987,239
Applied Materials	14,737	1,968,863
†Axcelis Technologies	2,339	96,110
†AXT	1,172	13,666
Broadcom	7,013	3,251,648
Brooks Automation	3,851	314,434
†CEVA	1,018	57,161
†Cirrus Logic	4,655	394,697
CMC Materials	1,936	342,265
†Cohu	3,624	151,628
†Cree	3,268	353,369
†Diodes	2,424	193,532
†DSP Group	1,135	16,174
†Enphase Energy	4,927	798,962
Entegris	7,970	891,046
†First Solar	5,492	479,452
†FormFactor	4,562	205,792
†Ichor Holdings	1,913	102,919
†Inphi	1,006	179,480
Intel	104,776	6,705,664
KLA	4,398	1,453,099
Kulicke & Soffa Industries	3,275	160,835
Lam Research	3,599	2,142,269
†Lattice Semiconductor	7,323	329,681

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MACOM Technology Solutions Holdings	1,580	$ 91,672
Marvell Technology Group	16,189	792,937
†Maxim Integrated Products	7,320	668,828
†MaxLinear	2,621	89,324
Microchip Technology	6,498	1,008,620
†Micron Technology	22,628	1,996,016
MKS Instruments	2,121	393,276
Monolithic Power Systems	885	312,591
†NeoPhotonics	1,612	19,263
NVE	375	26,287
NVIDIA	2,568	1,371,132
†ON Semiconductor	22,501	936,267
†Onto Innovation	3,137	206,132
†PDF Solutions	2,280	40,538
†Photronics	4,937	63,490
Power Integrations	3,150	256,662
†Qorvo	3,137	573,130
QUALCOMM	20,614	2,733,210
†Rambus	6,528	126,904
†Semtech	2,840	195,960
†Silicon Laboratories	1,942	273,958
Skyworks Solutions	6,210	1,139,411
†SMART Global Holdings	1,230	56,605
†SolarEdge Technologies	1,468	421,962
†Synaptics	2,171	293,997
Teradyne	4,829	587,593
Texas Instruments	21,573	4,077,081
†Ultra Clean Holdings	2,077	120,549
Universal Display	1,230	291,227
†Veeco Instruments	2,578	53,468
†Xilinx	5,564	689,380
		43,024,275
Software–6.06%
†2U	2,763	105,630
†ACI Worldwide	6,433	244,776
†Adobe	4,958	2,356,884
†Agilysys	1,334	63,979
†Alarm.com Holdings	1,481	127,929
†Altair Engineering Class A	800	50,056
†Alteryx Class A	441	36,585
American Software Class A	1,038	21,487
†Anaplan	466	25,094
†ANSYS	1,626	552,125
†Appfolio Class A	301	42,564
†Aspen Technology	3,599	519,444
†Atlassian Class A	398	83,882
†Autodesk	2,954	818,701
†Avalara	882	117,685
†Avaya Holdings	6,128	171,768
†Blackbaud	3,293	234,066
†Blackline	620	67,208
†Bottomline Technologies	1,658	75,025
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems	6,507	$ 891,394
CDK Global	4,694	253,758
†Cerence	1,724	154,436
†Ceridian HCM Holding	2,185	184,130
†ChannelAdvisor	2,000	47,100
Citrix Systems	2,682	376,446
†Cloudera	14,594	177,609
†Cognyte Software	3,097	86,128
†CommVault Systems	1,488	95,976
†Cornerstone OnDemand	1,326	57,787
†Coupa Software	251	63,874
†Dell Technologies Class C	2,663	234,743
†Digital Turbine	3,900	313,404
†DocuSign	644	130,378
†Dropbox Class A	10,376	276,624
Ebix	2,526	80,908
†eGain	796	7,554
†Elastic	711	79,063
†Envestnet	2,030	146,627
†Everbridge	252	30,537
†Fair Isaac	1,054	512,297
†FireEye	10,416	203,841
†Five9	397	62,063
†Fortinet	3,130	577,235
†Guidewire Software	1,956	198,788
†HubSpot	157	71,311
InterDigital	2,062	130,834
Intuit	3,415	1,308,150
†J2 Global	3,482	417,353
†Manhattan Associates	3,829	449,448
Microsoft	125,642	29,622,614
†MicroStrategy Class A	568	385,558
†Mimecast	250	10,053
†New Relic	1,371	84,289
NortonLifeLock	19,596	416,611
†Nuance Communications	5,332	232,688
†OneSpan	2,510	61,495
Oracle	32,113	2,253,369
†Paycom Software	1,596	590,616
†Paylocity Holding	1,079	194,037
Pegasystems	1,410	161,219
†Ping Identity Holding	569	12,478
Progress Software	3,296	145,222
†Proofpoint	837	105,286
†PTC	2,198	302,555
†Q2 Holdings	156	15,631
QAD Class A	624	41,546
†Qualys	1,916	200,758
†RealPage	3,633	316,798
†RingCentral Class A	288	85,789
†SailPoint Technologies Holding	2,634	133,386
†salesforce.com	4,073	862,947
Sapiens International	3,371	107,164

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow	339	$ 169,537
†SolarWinds	4,524	78,899
†Splunk	1,375	186,285
†SPS Commerce	816	81,037
SS&C Technologies Holdings	7,555	527,868
†Synchronoss Technologies	2,306	8,232
†Synopsys	2,912	721,535
†Teradata	7,049	271,668
†Trade Desk Class A	540	351,896
†Tyler Technologies	575	244,105
†Upland Software	1,653	78,005
†Verint Systems	3,097	140,883
†VMware Class A	894	134,502
†Workday Class A	315	78,255
Xperi Holding	7,533	163,993
†Zendesk	500	66,310
†Zscaler	476	81,715
		53,061,518
Specialty Retail–2.82%
Aaron's	2,309	59,295
†Abercrombie & Fitch Class A	6,902	236,808
Advance Auto Parts	2,015	369,732
American Eagle Outfitters	13,926	407,196
†America's Car-Mart	473	72,071
†Asbury Automotive Group	1,229	241,499
†At Home Group	3,681	105,645
†AutoNation	7,273	677,989
†AutoZone	459	644,574
†Barnes & Noble Education	4,091	33,301
†Bed Bath & Beyond	11,792	343,737
Best Buy	14,515	1,666,467
Big 5 Sporting Goods	952	14,946
†Boot Barn Holdings	2,377	148,111
Buckle	2,085	81,899
†Build-A-Bear Workshop	1,134	7,825
†Burlington Stores	244	72,907
Caleres	3,166	69,019
Camping World Holdings Class A	689	25,066
†CarMax	5,954	789,858
†Cato Class A	2,294	27,528
†Chico's FAS	9,593	31,753
†Citi Trends	1,474	123,492
†Conn's	3,161	61,481
†Container Store Group	7,273	121,023
†Designer Brands Class A	3,126	54,392
Dick's Sporting Goods	4,473	340,619
†Five Below	2,383	454,653
†Floor & Decor Holdings Class A	5,897	563,046
Foot Locker	8,253	464,231
†Gap	17,630	525,021
†Genesco	1,809	85,928
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Group 1 Automotive	1,309	$ 206,547
Guess	7,264	170,704
Haverty Furniture	1,170	43,512
†Hibbett Sports	1,132	77,983
Home Depot	8,422	2,570,815
†L Brands	2,245	138,876
Lithia Motors Class A	2,266	883,944
Lowe's	13,932	2,649,588
†Lumber Liquidators Holdings	2,511	63,076
†MarineMax	1,791	88,404
†Michaels	5,192	113,912
Monro	2,081	136,930
Murphy	2,390	345,498
†National Vision Holdings	3,754	164,538
†ODP	3,561	154,156
†O'Reilly Automotive	1,510	765,947
Penske Automotive Group	5,799	465,312
Rent-A-Center	3,348	193,046
†RH	1,072	639,555
Ross Stores	6,985	837,571
†Sally Beauty Holdings	4,190	84,345
Shoe Carnival	1,009	62,437
†Signet Jewelers	4,587	265,954
†Sleep Number	2,558	367,047
Sonic Automotive Class A	1,581	78,370
†Sportsman's Warehouse Holdings	1,747	30,118
†Tilly's Class A	2,120	23,998
TJX	15,256	1,009,184
Tractor Supply	6,057	1,072,574
†Ulta Beauty	2,108	651,730
†Urban Outfitters	6,503	241,847
Williams-Sonoma	6,036	1,081,651
Winmark	203	37,845
†Zumiez	1,585	67,997
		24,706,123
Technology Hardware, Storage & Peripherals–4.44%
†3D Systems	6,912	189,665
Apple	278,582	34,028,791
†Avid Technology	1,312	27,697
Hewlett Packard Enterprise	36,631	576,572
HP	27,691	879,189
†Immersion	1,963	18,806
†NCR	9,975	378,551
NetApp	7,200	523,224
†Pure Storage Class A	9,691	208,744
Seagate Technology	13,032	1,000,206
†Stratasys	3,678	95,260
†Super Micro Computer	2,031	79,331
†Western Digital	8,583	572,915
Xerox Holdings	13,402	325,267
		38,904,218

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.99%
†Capri Holdings	6,876	$ 350,676
†Carter's	3,084	274,260
Columbia Sportswear	4,293	453,470
†Crocs	4,701	378,195
Culp	857	13,189
†Deckers Outdoor	2,000	660,840
†Fossil Group	4,356	54,014
†G-III Apparel Group	5,065	152,659
Hanesbrands	26,411	519,504
Kontoor Brands	1,550	75,221
Levi Strauss & Co. Class A	1,906	45,572
†Lululemon Athletica	1,598	490,122
Movado Group	1,488	42,334
NIKE Class B	16,535	2,197,336
Oxford Industries	1,080	94,414
†PVH	3,791	400,709
†Ralph Lauren	1,882	231,787
†Skechers USA Class A	8,639	360,333
Steven Madden	4,035	150,344
Superior Group of Companies	478	12,151
†Tapestry	13,865	571,377
†Under Armour Class A	5,454	120,861
†Under Armour Class C	6,534	120,618
†Unifi	1,589	43,793
†Vera Bradley	4,817	48,652
VF	7,891	630,649
Wolverine World Wide	4,245	162,668
		8,655,748
Thrifts & Mortgage Finance–0.40%
†Bridgewater Bancshares	1,259	20,333
Capitol Federal Financial	10,543	139,642
†Columbia Financial	5,791	101,227
Essent Group	7,232	343,448
Federal Agricultural Mortgage Class C	746	75,137
Flagstar Bancorp	3,532	159,293
FS Bancorp	182	12,230
Hingham Institution For Savings	65	18,444
Home Bancorp	767	27,650
HomeStreet	1,444	63,637
Kearny Financial	6,302	76,128
Luther Burbank	1,860	22,004
Merchants Bancorp	600	25,164
Meridian Bancorp	4,266	78,580
Meta Financial Group	3,630	164,475
MGIC Investment	3,265	45,220
†Mr Cooper Group	5,737	199,418
New York Community Bancorp	26,009	328,234
†NMI Holdings Class A	4,487	106,073
Northfield Bancorp	4,576	72,850
Northwest Bancshares	9,475	136,914
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Ocwen Financial	526	$ 14,954
PCSB Financial	1,434	23,819
PennyMac Financial Services	1,273	85,125
†Ponce de Leon Federal Bank	817	9,077
Premier Financial	3,387	112,652
Provident Financial Services	5,414	120,624
Radian Group	2,793	64,937
Southern Missouri Bancorp	664	26,175
†Sterling Bancorp	1,968	11,139
Territorial Bancorp	299	7,912
TFS Financial	8,341	169,906
Timberland Bancorp	400	11,124
TrustCo Bank	7,350	54,169
Walker & Dunlop	2,190	225,001
Washington Federal	4,358	134,226
Waterstone Financial	2,626	53,623
Western New England Bancorp	1,120	9,442
WSFS Financial	3,528	175,659
		3,525,665
Tobacco–0.39%
Altria Group	44,795	2,291,712
Philip Morris International	10,456	927,866
Turning Point Brands	703	36,676
Universal	1,492	88,013
Vector Group	7,114	99,240
		3,443,507
Trading Companies & Distributors–0.85%
Air Lease	8,537	418,313
Applied Industrial Technologies	2,223	202,671
†Beacon Roofing Supply	4,965	259,769
Boise Cascade	2,267	135,635
CAI International	2,189	99,643
†DXP Enterprises	1,412	42,600
Fastenal	16,174	813,229
GATX	2,433	225,636
†GMS	2,996	125,083
H&E Equipment Services	2,029	77,102
†Herc Holdings	1,751	177,429
†Lawson Products	624	32,361
McGrath RentCorp	1,676	135,169
†MRC Global	5,465	49,349
MSC Industrial Direct Class A	3,057	275,711
†NOW	6,498	65,565
Rush Enterprises Class A	3,109	154,921
Rush Enterprises Class B	820	36,974
†SiteOne Landscape Supply	2,352	401,580
Systemax	2,361	97,084
†Textainer Group Holdings	3,468	99,358
†Titan Machinery	1,745	44,498

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Triton International	4,168	$ 229,198
†United Rentals	4,479	1,474,980
†Univar Solutions	9,999	215,378
†Veritiv	1,896	80,656
Watsco	1,598	416,679
†WESCO International	4,265	369,050
†Willis Lease Finance	616	26,771
WW Grainger	1,618	648,705
		7,431,097
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,659	180,013
		180,013
Water Utilities–0.15%
American States Water	1,681	127,117
American Water Works	3,453	517,674
Artesian Resources Class A	575	22,644
California Water Service Group	2,184	123,047
Consolidated Water	860	11,567
Essential Utilities	6,714	300,451
Middlesex Water	968	76,491
SJW Group	1,157	72,879
York Water	500	24,485
		1,276,355
Wireless Telecommunication Services–0.23%
†Boingo Wireless	3,554	50,005
Shenandoah Telecommunications	3,690	180,109
Spok Holdings	803	8,423
Telephone & Data Systems	6,032	138,495
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†T-Mobile	12,136	$ 1,520,519
†United States Cellular	2,733	99,700
		1,997,251
Total Common Stock (Cost $532,639,724)		873,135,190
PREFERRED STOCKS–0.01%
†Qurate Retail 8.00%	244	24,803
μ†WESCO International 10.63%	1,790	55,096
Total Preferred Stocks (Cost $76,089)		79,899
RIGHTS–0.02%
=†πAchillion Pharmace CVR	22,444	32,095
=†πContra Aduro Biotech	227	2
=πContra zagg	2,221	200
†CVR Energy	6,732	129,120
=†πMedia General CVR	5,975	561
=†πNewsstar Financial CVR	2,435	247
=†πProgenic Pharmaceuticals	8,600	367
Total Rights (Cost $265,787)		162,592

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	2,038,461	2,038,461
Total Money Market Fund (Cost $2,038,461)		2,038,461

TOTAL INVESTMENTS–99.93% (Cost $535,020,061)	875,416,142
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	586,628
NET ASSETS APPLICABLE TO 48,482,832 SHARES OUTSTANDING–100.00%	$876,002,770

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $33,472, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$10,324	$32,095
Contra Aduro Biotech	10/2/2020	—	2
Contra zagg	2/22/2021	200	200
Media General CVR	1/18/2017	—	561
Newsstar Financial CVR	12/26/2017	—	247
Progenic Pharmaceuticals	6/22/2020	—	367
Total		$10,524	$33,472

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,604,137	$—	$—	$13,604,137
Air Freight & Logistics	6,598,593	—	—	6,598,593
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Airlines	$3,616,039	$—	$—	$3,616,039
Auto Components	6,416,855	—	—	6,416,855
Automobiles	5,949,603	—	—	5,949,603
Banks	52,758,375	—	—	52,758,375
Beverages	12,271,082	—	—	12,271,082
Biotechnology	18,103,637	—	31,413	18,135,050
Building Products	11,352,665	—	—	11,352,665
Capital Markets	29,336,916	—	—	29,336,916
Chemicals	23,127,163	—	—	23,127,163
Commercial Services & Supplies	8,461,073	—	—	8,461,073
Communications Equipment	8,374,223	—	—	8,374,223
Construction & Engineering	4,986,732	—	—	4,986,732
Construction Materials	1,876,191	—	—	1,876,191
Consumer Finance	9,363,468	—	—	9,363,468
Containers & Packaging	8,039,846	—	—	8,039,846
Distributors	2,020,005	—	—	2,020,005
Diversified Consumer Services	3,158,431	—	—	3,158,431
Diversified Financial Services	7,339,142	—	—	7,339,142
Diversified Telecommunication Services	12,577,892	—	—	12,577,892
Electric Utilities	7,332,351	—	—	7,332,351
Electrical Equipment	8,427,166	—	—	8,427,166
Electronic Equipment, Instruments & Components	14,344,269	—	—	14,344,269
Energy Equipment & Services	4,502,625	—	—	4,502,625
Entertainment	7,170,363	—	—	7,170,363
Equity Real Estate Investment Trusts	30,842	—	—	30,842
Food & Staples Retailing	11,741,548	—	—	11,741,548
Food Products	14,665,524	—	—	14,665,524
Gas Utilities	1,723,799	—	—	1,723,799
Health Care Equipment & Supplies	20,529,052	—	—	20,529,052
Health Care Providers & Services	25,686,837	—	—	25,686,837
Health Care Technology	2,216,438	—	—	2,216,438
Hotels, Restaurants & Leisure	17,001,201	—	—	17,001,201
Household Durables	11,385,661	—	—	11,385,661
Household Products	8,149,541	—	—	8,149,541
Independent Power and Renewable Electricity Producers	1,946,142	—	—	1,946,142
Industrial Conglomerates	7,457,182	—	—	7,457,182
Insurance	28,398,742	—	—	28,398,742
Interactive Media & Services	23,916,943	—	—	23,916,943
Internet & Direct Marketing Retail	20,005,090	—	—	20,005,090
IT Services	38,938,722	—	—	38,938,722
Leisure Products	2,944,108	—	—	2,944,108
Life Sciences Tools & Services	9,357,448	—	—	9,357,448
Machinery	30,872,459	—	—	30,872,459
Marine	645,695	—	—	645,695
Media	18,053,283	—	—	18,053,283
Metals & Mining	7,915,583	—	—	7,915,583
Multiline Retail	5,842,630	—	—	5,842,630
Multi-Utilities	4,659,002	—	—	4,659,002
Oil, Gas & Consumable Fuels	25,241,954	—	—	25,241,954
Paper & Forest Products	1,005,802	—	—	1,005,802
Personal Products	2,474,840	—	—	2,474,840
Pharmaceuticals	27,214,178	—	—	27,214,178
Professional Services	9,575,876	—	—	9,575,876
Real Estate Management & Development	2,898,523	—	—	2,898,523
Road & Rail	13,294,520	—	—	13,294,520
Semiconductors & Semiconductor Equipment	43,024,275	—	—	43,024,275
Software	53,061,518	—	—	53,061,518
Specialty Retail	24,706,123	—	—	24,706,123
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Technology Hardware, Storage & Peripherals	$38,904,218	$—	$—	$38,904,218
Textiles, Apparel & Luxury Goods	8,655,748	—	—	8,655,748
Thrifts & Mortgage Finance	3,525,665	—	—	3,525,665
Tobacco	3,443,507	—	—	3,443,507
Trading Companies & Distributors	7,431,097	—	—	7,431,097
Transportation Infrastructure	180,013	—	—	180,013
Water Utilities	1,276,355	—	—	1,276,355
Wireless Telecommunication Services	1,997,251	—	—	1,997,251
Preferred Stocks	79,899	—	—	79,899
Rights	129,120	—	33,472	162,592
Money Market Fund	2,038,461	—	—	2,038,461
Total Investments	$875,351,257	$—	$64,885	$875,416,142
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–28